UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1027

Name of Registrant:	Vanguard World Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2005

Item 1:	Schedule of Investments

Vanguard Consumer Staples Index Fund Schedule of Investments May 31, 2005
	Shares	Market Value ($000)

COMMON STOCKS (100.0%)

Agriculture-Fish & Ranch (0.9%)
Bunge Ltd.	6,055	$376
Delta & Pine Land Co.	2,996	81
* Gold Kist Inc.	2,042	43
* Alico, Inc.	815	42

		542

Beverage-Brewer & Wineries (4.3%)
Anheuser-Busch Cos., Inc.	40,279	1,887
* Constellation Brands, Inc. Class A	10,950	305
Molson Coors Brewing Co. Class B	3,942	230
* Boston Beer Co., Inc. Class A	1,994	42

		2,464

Beverage-Distillers (0.3%)
Brown-Forman Corp. Class B	2,482	148

Beverage-Soft Drinks (15.9%)
The Coca-Cola Co.	94,558	4,220
PepsiCo, Inc.	72,498	4,079
Coca-Cola Enterprises, Inc.	14,501	317
The Pepsi Bottling Group, Inc.	8,518	242
PepsiAmericas, Inc.	4,937	120
* Peet's Coffee & Tea Inc.	1,718	49
* Hansen Natural Corp.	641	48
Coca-Cola Bottling Co.	865	42
Farmer Brothers, Inc.	1,579	38

		9,155

Chemicals (0.4%)
* Energizer Holdings, Inc.	3,716	234

Consumer Products (8.0%)
Gillette Co.	47,750	2,518
Kimberly-Clark Corp.	24,578	1,581
Alberto-Culver Co. Class B	4,649	206
* Spectrum Brands Inc	2,770	102
* USANA Health Sciences, Inc.	1,333	59
* Playtex Products, Inc.	4,829	52
The Topps Co., Inc.	5,497	51
Mannatech, Inc.	2,329	38

		4,607

Cosmetics (2.5%)
Avon Products, Inc.	24,530	975
Estee Lauder Cos. Class A	7,172	280
Nu Skin Enterprises, Inc.	3,529	80
* Elizabeth Arden, Inc.	2,832	60
* Revlon, Inc. Class A	15,557	46

		1,441

Drug & Grocery Store Chains (11.1%)
Walgreen Co.	51,908	2,353
CVS Corp.	20,627	1,131
* The Kroger Co.	36,823	618
* Safeway, Inc.	23,836	525
Whole Foods Market, Inc.	3,523	419
Albertson's, Inc.	17,294	363
SuperValu Inc.	7,732	253
* Rite Aid Corp.	34,237	136
Longs Drug Stores, Inc.	2,227	91
* 7-Eleven, Inc.	2,771	83
Ruddick Corp.	3,221	77
Casey's General Stores, Inc.	4,160	75
* The Great Atlantic & Pacific Tea Co., Inc.	2,159	54
Weis Markets, Inc.	1,439	53
* Wild Oats Markets Inc.	4,241	48
Ingles Markets, Inc.	3,193	40
Arden Group Inc. Class A	442	36

		6,355

Drugs & Pharmaceuticals (0.1%)
* Chattem, Inc.	1,497	64

Electronics-Technology (0.1%)
* Ionatron Inc.	5,125	46

Foods (16.1%)
Sysco Corp.	32,818	1,220
General Mills, Inc.	17,178	850
Sara Lee Corp.	41,261	837
ConAgra Foods, Inc.	27,056	707
H.J. Heinz Co.	18,318	666
Kellogg Co.	13,119	597
The Hershey Co.	9,291	597
Wm. Wrigley Jr. Co.	7,716	527
Kraft Foods Inc.	14,334	465
Campbell Soup Co.	12,440	386
* Dean Foods Co.	8,240	321
Tyson Foods, Inc.	13,114	242
McCormick & Co., Inc.	6,956	235
J.M. Smucker Co.	3,433	171
* Smithfield Foods, Inc.	5,612	167
Hormel Foods Corp.	4,858	144
* Del Monte Foods Co.	13,719	143
* NBTY, Inc.	4,332	96
* Performance Food Group Co.	3,543	96
Flowers Foods, Inc.	2,905	95
Chiquita Brands International, Inc.	3,209	93
Ralcorp Holdings, Inc.	2,343	89
Pilgrim's Pride Corp.	2,247	79
Tootsie Roll Industries, Inc.	2,147	66
* Herbalife Ltd.	3,275	59
* Hain Celestial Group, Inc.	3,297	59
American Italian Pasta Co.	2,339	54
Lance, Inc.	2,963	52
Sanderson Farms, Inc.	1,345	51
J & J Snack Foods Corp.	1,000	49
Seaboard Corp.	34	46

		9,259

Metals & Minerals & Commodities (0.1%)
WD-40 Co.	1,927	56

Milling-Fruit & Grain Producers (1.3%)
Archer-Daniels-Midland Co.	31,313	622
Corn Products International, Inc.	5,006	111

		733

Miscellaneous Health Care (0.1%)
* NeighborCare Inc.	2,794	84

Multi-Sector Companies (0.2%)
Lancaster Colony Corp.	2,163	95

Retail (11.8%)
Wal-Mart Stores, Inc.	113,424	5,357
Costco Wholesale Corp.	24,434	1,110
* BJ's Wholesale Club, Inc.	4,534	137
* United Natural Foods, Inc.	2,811	91
* Central Garden and Pet Co.	1,666	74

		6,769

Soap & Household Chemicals (13.8%)
The Procter & Gamble Co.	108,268	5,971
Colgate-Palmolive Co.	26,909	1,345
The Clorox Co.	8,236	481
Church & Dwight, Inc.	4,131	149

		7,946

Tobacco (12.9%)
Altria Group, Inc.	93,137	6,253
Reynolds American Inc.	4,862	403
UST, Inc.	9,034	403
Carolina Group	4,563	136
Universal Corp. (VA)	2,072	92
Alliance One International, Inc.	8,997	58
Vector Group Ltd.	2,977	51

		7,396

Wholesale & International Trade (0.1%)
Central European Distribution Corp.	1,615	54

TOTAL INVESTMENTS
(Cost $54,987)		57,448

OTHER ASSETS AND LIABILITIES-NET (0.0%)		10

NET ASSETS (100%)		$57,458

*Non-income-producing security.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At May 31, 2005, the cost of investment securities for tax purposes was $54,987,000. Net unrealized appreciation of investment securities for tax purposes was $2,461,000, consisting of unrealized gains of $3,314,000 on securities that had risen in value since their purchase and $853,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 14, 2005

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	July 14, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.